Matrix Advisors Funds Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

November 4, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

Re:	Matrix Advisors Funds Trust (the “Trust”)
Matrix Advisors Dividend Fund (the “Fund”)
File Nos.: 811-23175; 333-212637

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective October 31, 2019 and filed electronically as Post-Effective Amendment No. 6 to the Trust’s Registration Statement on Form N-1A on October 28, 2019.
If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5208.

Very truly yours,

/s/ Alyssa M. Bernard

Alyssa M. Bernard
U.S. Bank Global Fund Services, LLC
as Administrator to the Trust